Convertible Notes Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of Convertible Notes Payable

The effect that conversion would have on earnings per share has not been disclosed due to the anti-dilutive effect. A recap of convertible debt outstanding based on conversion rates is as follow:

	June 30, 2020	December 31, 2019

Convertible at $0.01 debt to 1 common share	$85,000	$85.000
Convertible at $0.005 debt to 1 common share	30,000	10,000
Convertible at $0.15 debt to 1 common share*	-	25,000
Convertible at $0.05 debt to 1 common share	48,490	23,490
Convertible at $0.04 debt to 1 common share	20,000	20,000
	$183,490	$163,490

*Effective April 2, 2020, the $25,000 convertible note payable with the conversion price of $0.15 per share was amended to $0.05 per share.

A recap of convertible debt outstanding based on conversion rates is as follow:

	December 31, 2019	December 31, 2018

Convertible at $0.01 debt to 1 common share	$85,000	$85.000
Convertible at $0.005 debt to 1 common share	10,000	10,000
Convertible at $0.015 debt to 1 common share	25,000	25,000
Convertible at $0.05 debt to 1 common share	23,490	23,490
Convertible at $0.04 debt to 1 common share	20,000	20,000
	$163,490	$163,490